Subsequent Events (Details Textual) (USD $)	1 Months Ended					12 Months Ended			1 Months Ended	3 Months Ended					12 Months Ended				3 Months Ended				12 Months Ended	3 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		3 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Jul. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Jul. 31, 2011 Series B Convertible Preferred Stock [Member]	Mar. 31, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Mar. 31, 2013 Series C Convertible Preferred Stock [Member]	Mar. 31, 2013 Series B1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Stock Option Plan 2008 [Member]	Mar. 31, 2013 Common Stock [Member]	Mar. 31, 2013 Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Loan Agreement C13 Thermo Llc [Member]	Mar. 31, 2013 Subsequent Event [Member] Bridge Notes December 2011 and Bridge Notes November 2012 [Member]	Mar. 31, 2013 Subsequent Event [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Series B Convertible Preferred Stock [Member]	Mar. 31, 2013 Subsequent Event [Member] Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Series C Convertible Preferred Stock [Member]	Mar. 31, 2013 Subsequent Event [Member] Series B1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Series B1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Stock Option Plan 2008 [Member]	Dec. 31, 2012 Subsequent Event [Member] Stock Option Plan 2008 Amendment [Member]	Mar. 31, 2013 Subsequent Event [Member] Common Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Common Stock [Member]	Mar. 31, 2013 Subsequent Event [Member] Common Stock [Member] Pipe Investors [Member]	Jan. 07, 2013 Subsequent Event [Member] Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member] Preferred Stock [Member]
Debt Conversion, Original Debt, Amount																					$ 4,950,000
Interest Payable																					314,177
Debt Conversion, Converted Instrument, Shares Issued									653,439															6,926,553
Warrants To Purchase Common Stock																			69,265,530
Effective Price Of Convertible Preferred Stock Per Share																								$ 0.76
Equivalent Price Of Common Stock Price Per Share																														$ 0.076
Warrants Exercise Price																			$ 0.114
Convertible Preferred Shares Purchase Description																								the number of shares of Series C Convertible Preferred Stock that would be purchased for $100 at a purchase price of $0.76 per share
Convertible Preferred Stock Shares Exchanged																						41.67		131.58
Convertible Preferred Stock, Shares Issued upon Conversion								10														2,193,414		6,926,553
Stock Issued During Period, Shares, New Issues	3,765,000	8,287,500	17,316,250	5,633,344																						8,839,500						9,274,364
Common Stock Effective Issue Price																																$ 0.10
Stock Issued During Period Shares Others																														6,031,577
Warrants Surrendered During Period																			39,205,234
Repayments of Debt					$ 1,568,267															$ 785,059
Common stock, shares authorized						425,000,000	425,000,000	425,000,000								800,000,000															800,000,000
Preferred stock, shares authorized						30,000,000	30,000,000	30,000,000		12,000,000	12,000,000	12,000,000	15,000,000	11,000,000			50,000,000	30,000,000					12,000,000		15,000,000		11,000,000						50,000,000	50,000,000
Preferred Stock Shares Authorized Reduced Number										1,000,000													1,000,000
Common Stock, Capital Shares Reserved for Future Issuance						253,000,000	270,000,000								20,000,000													20,000,000	40,000,000
Non Qualified Stock Options Granted To Directors						100,000									30,000													30,000	100,000